Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Assets received for deposit paid in prior period	$ 0	$ 0	$ 40
Capital expenditures included in accounts payable at period end	32	62	12
Capital leases and other	0	4	5
Predecessors’ net liabilities not assumed by Tesoro Logistics LP	3	1	15
Receivable from affiliate for capital expenditures	$ 6	$ 3	$ 1